Convertible Senior Notes (Details) - USD ($) $ / shares in Units, $ in Millions			6 Months Ended
	Mar. 16, 2020	Feb. 28, 2020	Feb. 29, 2024	Aug. 01, 2020	Feb. 01, 2020
Convertible Senior Notes [Line Items]
Issued of convertible senior notes	$ 10	$ 25
Interest rate, Percentage				4.75%	4.75%
Unsecured amount			$ 25
Notes convertible amount			$ 10
Additional Interest Percentage			2.00%
Convertible Senior Notes [Member]
Convertible Senior Notes [Line Items]
Interest rate, Percentage				4.75%
Bear interest at a rate			4.75%
Maximum [Member] | American Depository Share [Member]
Convertible Senior Notes [Line Items]
Convertible price per share			$ 6.75
Minimum [Member] | American Depository Share [Member]
Convertible Senior Notes [Line Items]
Convertible price per share			$ 6.15